Federated Hermes U.S. Strategic Dividend ETF Average Annual Total Returns		12 Months Ended	26 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	21.84%
Federated Hermes U.S. Strategic Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.60%	6.17%
Performance Inception Date			Nov. 15, 2022
Federated Hermes U.S. Strategic Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.12%	5.07%
Federated Hermes U.S. Strategic Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	4.40%

[1]	The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.